Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
ASSETS	R$ 55,819,074	R$ 49,703,700
Current assets	13,715,730	9,327,249
Noncurrent assets	42,103,344	40,376,451
LIABILITIES	55,819,074	49,703,700
Current liabilities	9,309,433	7,156,597
Noncurrent liabilities	22,317,974	21,415,878
Equity	24,191,667	21,131,225	R$ 22,175,235	R$ 20,250,518
Net operating revenue	21,479,468	20,535,341	20,976,216
Operating costs and expenses	(18,092,563)	(17,254,583)	(16,415,740)
Financial results	(1,204,990)	(2,005,884)	(346,365)
Income tax and social contribution	354,057	(281,099)	1,178,524
Net income (loss)	2,327,168	1,149,321	5,048,602
Total comprehensive income	2,072,843	1,359,308	5,201,347
Cash flows from operating activities	3,518,476	3,902,649	3,386,832
Cash flows from investing activities	(3,135,091)	(2,774,996)	31,908
Cash flows from financing activities	2,696,572	(1,922,041)	(2,884,427)
CHANGE IN CASH AND CASH EQUIVALENTS	3,079,957	(794,388)	534,313
Compagas [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,023,624	1,083,713
Current assets	240,017	282,714
Noncurrent assets	783,607	800,999
LIABILITIES	1,023,624	1,083,713
Current liabilities	206,137	419,277
Noncurrent liabilities	302,821	107,306
Equity	514,666	557,130
Net operating revenue	978,581	1,297,034	783,277
Operating costs and expenses	(814,455)	(1,076,181)	(654,643)
Financial results	(11,757)	28,440	9,817
Income tax and social contribution	(40,750)	(70,092)	(38,860)
Net income (loss)	111,619	179,201	99,591
Other comprehensive income	1,346	1,433	294
Total comprehensive income	112,965	180,634	99,885
Cash flows from operating activities	185,558	280,480	178,800
Cash flows from investing activities	(27,807)	(427,175)	(14,273)
Cash flows from financing activities	(117,373)	(2,887)	(64,545)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	40,378	(149,582)	99,982
Cash and cash equivalents at the beginning of the year	61,059	210,641	110,659
Cash and cash equivalents at the end of the year	101,437	61,059	210,641
CHANGE IN CASH AND CASH EQUIVALENTS	40,378	(149,582)	99,982
Elejor [Member]
IfrsStatementLineItems [Line Items]
ASSETS	804,150	848,198
Current assets	209,323	224,833
Noncurrent assets	594,827	623,365
LIABILITIES	804,150	848,198
Current liabilities	109,350	111,142
Noncurrent liabilities	730,939	771,897
Equity	(36,139)	(34,841)
Net operating revenue	140,757	194,287	171,263
Operating costs and expenses	(92,793)	(86,033)	(86,871)
Financial results	(43,569)	(113,102)	(171,888)
Income tax and social contribution	(1,487)	4,158	33,061
Net income (loss)	2,908	(690)	(54,435)
Other comprehensive income	(4,206)
Total comprehensive income	(1,298)	(690)	(54,435)
Cash flows from operating activities	(14,772)	45,249	127,510
Cash flows from investing activities	(4,600)	(7,364)	(31,095)
Cash flows from financing activities
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(19,372)	37,885	96,415
Cash and cash equivalents at the beginning of the year	185,916	148,031	51,616
Cash and cash equivalents at the end of the year	166,544	185,916	148,031
CHANGE IN CASH AND CASH EQUIVALENTS	(19,372)	37,885	96,415
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
ASSETS	423,367	334,418
Current assets	36,580	97,586
Noncurrent assets	386,787	236,832
LIABILITIES	423,367	334,418
Current liabilities	49,797	45,115
Noncurrent liabilities	55,959	16,322
Equity	317,611	272,981
Net operating revenue		98,508	2,250,577
Operating costs and expenses	4,674	(365,522)	(1,879,198)
Financial results	2,856	11,407	8,952
Income tax and social contribution	36,795	(11,885)	(42,248)
Net income (loss)	44,325	(267,492)	338,083
Other comprehensive income	304
Total comprehensive income	44,629	(267,492)	338,083
Cash flows from operating activities	(67,767)	(94,401)	312,676
Cash flows from investing activities	(9,870)	(139,033)	(14,579)
Cash flows from financing activities	35,000	(147)	(64,331)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(42,637)	(233,581)	233,766
Cash and cash equivalents at the beginning of the year	64,991	298,572	64,806
Cash and cash equivalents at the end of the year	22,354	64,991	298,572
CHANGE IN CASH AND CASH EQUIVALENTS	R$ (42,637)	R$ (233,581)	R$ 233,766